Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Rental expense	$ 800	$ 9,600	$ 9,600
Outstanding rentals	31,600	31,600	22,000
Kwanghyun Kim [Member]
Outstanding paychecks	17,906	17,906	17,906
Myoungae Cha [Member]
Outstanding paychecks	$ 20,476	$ 20,476	$ 20,476